Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net

Property and equipment, net consists of the following:

	Estimated Useful	March 31,	September 30,
	Life (years)	2025	2024

Equipment and furniture	5 - 7	$632	$948
Laboratory equipment	5	681	687
Leasehold improvements	Shorter of estimated useful life or remaining lease term	41	891
Property and equipment, gross		1,354	2,526
Less: Accumulated depreciation		(824)	(1,349)
Property and equipment, net		$530	$1,177

Property and equipment, net consists of the following:

	Estimated Useful Life	September 30,
	(years)	2024	2023

Equipment and furniture	5 - 7	$948	$858
Laboratory equipment	5	687	601
Leasehold improvements	Shorter of estimated useful life or remaining lease term	891	850
Construction in progress		-	584
Property and equipment, gross		2,526	2,893
Less: Accumulated depreciation		(1,349)	(1,034)
Property and equipment, net		$1,177	$1,859